Income Taxes (Details) - Schedule of reconciles the statutory rate to the company’s effective tax rate	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciles the statutory rate to the company’s effective tax rate [Abstract]
China Statutory income tax rate	25.00%	25.00%
Permanent difference	0.20%	1.49%
Effect of favorable tax rates on small-scale and low-profit entities	0.01%	(4.01%)
Effective tax rate	25.21%	22.48%